COST METHOD INVESTMENT	12 Months Ended
Dec. 31, 2017
COST METHOD INVESTMENTS [Abstract]
COST METHOD INVESTMENTS
15.	COST METHOD INVESTMENT

As of December 31, 2017, the Group had the following cost method investment:

		Equity interest owned by the Group As of December 31,
	Note	2016	2017
Allcure Information	i)	20%	20%

i)
20% equity interest of Allcure Information with a carrying amount of RMB22,160 (US$3,406) was obtained through the disposal of JWYK in 2015. There was no impairment indicator for the cost method investment as of December 31, 2017.